Fair Value of Financial Instruments (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Level 1 [Member]
Liabilities:
Preferred stock warrants
Level 2 [Member]
Liabilities:
Preferred stock warrants
Level 3 [Member]
Liabilities:
Preferred stock warrants	$ 1,507	$ 487